Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets Stated at Cost Less Accumulated Amortization	Intangible assets, stated at cost less accumulated amortization and impairment, consisted of the following:
	As of December 31,
	2022	2021
Copyrights of course videos	$4,876,413	$5,326,829
Intellectual property rights	4,498,261	-
Intangible assets, cost	9,374,674	5,326,829
Less:
Accumulated amortization	(2,852,753)	(1,731,852)
Impairment	(2,559,271)	-
Intangible assets, net	$3,962,650	$3,594,977

Schedule of Future Amortization of Intangible Asset	For the years ended December 31, 2022, 2021 and 2020, amortization expense amounted to $1,312,279 and $789,925 and $738,837, respectively. The following is a schedule of future amortization of intangible asset as of December 31, 2022:
2023	$716,271
2024	716,271
2025	716,271
2026	716,271
2027 and thereafter	1,097,568
Total	$3,962,650